Financial Instrument Risk Exposure and Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Risk [member]
Financial Instrument Risk Exposure and Risk Management [Line items]
Carrying value of these financial assets	$ 26,107
Foreign Currency Risk [Member]
Financial Instrument Risk Exposure and Risk Management [Line items]
Cash	19,257	$ 15,858
Loans and borrowings		49,205
Accounts payable and accrued liabilities	$ 88	421
Currency exchange rate	5.00%
Net loss	$ 943
Net gain		$ 1,774